Leases and Commitments - Future maturities of ASC 842 lease liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Principal Payments
2023	$ 62,004
2024	50,610	$ 185,725
2025	22,800	70,909
2026	594	34,325
Total future maturities	136,008	$ 291,710
Imputed Interest Payments
2023	3,742
2024	2,075
2025	390
Total future maturities	6,207
Total Payments
2023	65,746
2024	52,685
2025	23,190
2026	594
Total future maturities	$ 142,215